Organization and Principal Activities - Schedule of Assets, Liabilities of the VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 103,123	¥ 709,019	¥ 442,532
Short-term deposits	724,867	4,983,825	593,241
Short-term investments	43,657	300,162	0
Accounts receivable, net	6,378	43,849	29,847
Amounts due from related parties	34,738	238,839	113,311
Prepayments and other current assets	46,468	319,493	71,376
Total current assets	959,231	6,595,187	1,250,307
Non-currentassets
Deferred tax assets	4,501	30,945	0
Investments	31,973	219,827	10,299
Property and equipment, net	12,715	87,419	32,315
Intangible assets, net	7,560	51,979	5,620
Prepayments and other non-current assets	17,574	120,830	2,000
Total non-current assets	74,323	511,000	50,234
Total assets	1,033,554	7,106,187	1,300,541
Current liabilities
Accounts payable	1,341	9,221	5,796
Deferred revenue	68,268	469,378	243,419
Advances from customers	2,095	14,403	3,962
Accrued liabilities and other current liabilities	124,034	852,771	424,078
Amounts due to related parties	5,043	34,673	8,395
Total current liabilities	200,781	1,380,446	685,650
Non-currentliabilities
Deferred revenue	11,742	80,734	45,024
Total non-currentliabilities	11,742	80,734	45,024
Total liabilities	212,523	1,461,180	730,674
Variable Interest Entity (VIE) [Member]
Current assets
Cash and cash equivalents		668,531	399,945
Short-term deposits		100,000	150,000
Short-term investments		300,162	0
Accounts receivable, net		43,469	29,207
Amounts due from related parties		237,112	111,552
Prepayments and other current assets		195,381	62,547
Total current assets		1,544,655	753,251
Non-currentassets
Deferred tax assets		30,945	0
Investments		219,827	10,299
Property and equipment, net		85,550	32,315
Intangible assets, net		51,979	5,620
Prepayments and other non-current assets		115,689	2,000
Total non-current assets		503,990	50,234
Total assets		2,048,645	803,485
Current liabilities
Accounts payable	0	9,221	5,796
Deferred revenue	0	469,378	243,419
Advances from customers	0	14,403	3,962
Accrued liabilities and other current liabilities	0	786,612	407,849
Amounts due to related parties	0	31,722	8,242
Total current liabilities		1,311,336	669,268
Non-currentliabilities
Deferred revenue	$ 0	80,734	45,024
Total non-currentliabilities		80,734	45,024
Total liabilities		¥ 1,392,070	¥ 714,292